Reconciliation of Financial Statements to Form 5500 (Details) - EBP 004 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 7,085.1	$ 6,464.2
Loans with no post-default payment activity that are deemed distributions	(1.9)	(2.0)
Net assets available for benefits per the Form 5500	$ 7,083.2	$ 6,462.2